Juniata Valley Financial Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Juniata Valley Financial Corp. (Parent Company Only)

26.  Juniata Valley Financial Corp. (Parent Company Only)

Financial information:

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2015	2014
ASSETS:
Cash and cash equivalents	$89	$132
Investment in bank subsidiary	54,279	44,437
Investment in unconsolidated subsidiary	4,553	4,369
Investment securities available for sale	1,399	1,225
Other assets	143	96
TOTAL ASSETS	$60,463	$50,259

LIABILITIES:
Accounts payable and other liabilities	$501	$403

STOCKHOLDERS' EQUITY	59,962	49,856
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$60,463	$50,259

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)
	Years Ended December 31,
	2015	2014	2013
INCOME:
Interest and dividends on investment securities available for sale	$34	$32	$28
Dividends from bank subsidiary	3,900	3,691	4,290
Income from unconsolidated subsidiary	238	236	237
Gain on sale of securities	19
Other non-interest income	1	1	-
TOTAL INCOME	4,192	3,960	4,555
EXPENSE:
Merger-related expenses	279	-	-
Other non-interest expense	131	132	140
TOTAL EXPENSE	410	132	140
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	3,782	3,828	4,415
Income tax expense	27	25	23
	3,755	3,803	4,392
Undistributed net income (loss) of subsidiary	(697)	413	(391)
NET INCOME	$3,058	$4,216	$4,001
COMPREHENSIVE INCOME	$3,052	$3,678	$3,761

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$3,058	$4,216	$4,001
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net loss (income) of subsidiary	698	(413)	391
Realized gains on sales of investment securities	(19)	-	-
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $48 and $47	(183)	(188)	(190)
Stock-based compensation expense	57	47	30
Increase in other assets	(112)	(87)	(72)
Increase in taxes payable	72	65	87
Increase (decrease) in accounts payable and other liabilities	13	(20)	(7)
Net cash provided by operating activities	3,584	3,620	4,240

Cash flows from investing activities:
Purchases of available for sale securities	-	-	(252)
Proceeds from the sale of available for sale securities	9	-	-
Proceeds from the maturity of available for sale investment securities	-	-	250
Net cash received from acquisition	4	-	-
Net cash provided by (used in) investing activities	13	-	(2)

Cash flows from financing activities:
Cash dividends	(3,687)	(3,690)	(3,707)
Purchase of treasury stock	(63)	(222)	(445)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	110	59	48
Net cash used in financing activities	(3,640)	(3,853)	(4,104)

Net (decrease) increase in cash and cash equivalents	(43)	(233)	134
Cash and cash equivalents at beginning of year	132	365	231
Cash and cash equivalents at end of year	$89	$132	$365